SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Schedule of Selling, General and Administrative Expense

	Year ended December 31,
	2023	2022	2021

Services and fees (1)	91,853	73,401	60,216
Labor cost	355,967	299,139	250,697
Depreciation of property, plant and equipment	16,562	13,990	14,153
Amortization of intangible assets	37,126	26,395	39,372
Maintenance and expenses	10,340	8,311	6,977
Taxes	164,935	170,216	160,254
Office expenses	72,426	41,921	34,968
Freight and transportation	681,416	499,127	365,455
Increase (decrease) of allowance for doubtful accounts	12,528	114	350
Others	28,525	11,032	17,682

Selling, general and administrative expenses	1,471,678	1,143,646	950,124
(1) For the year ended December 31, 2023, it includes fees accrued for professional services rendered by PwC to Ternium S.A. and its subsidiaries that amounted to $5,340, including $4,783 for audit services, $268 for audit-related services, $8 for tax services and $281 for all other services.
For the year ended December 31, 2022, it includes fees accrued for professional services rendered by PwC to Ternium S.A. and its subsidiaries that amounted to $3,991, including $3,681 for audit services, $272 for audit-related services and $38 for all other services.
For the year ended December 31, 2021, it includes fees accrued for professional services rendered by PwC to Ternium S.A. and its subsidiaries that amounted to $3,241, including $3,157 for audit services, $78 for audit-related services and $6 for all other services.